Revenue from Contracts with Customers - Schedule of Disaggregation of Revenue by Geographical Location (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Disaggregation of Revenue by Geographical Location [Line Items]
Disaggregation of revenue, Total	$ 165,645
United States of America [Member]
Schedule of Disaggregation of Revenue by Geographical Location [Line Items]
Disaggregation of revenue, Total	125,645
Australia [Member]
Schedule of Disaggregation of Revenue by Geographical Location [Line Items]
Disaggregation of revenue, Total	$ 40,000